SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES

Depreciation is calculated using the straight-line method over the estimated useful lives as follows:

Useful Life (Years)
Leasehold improvements	2-5
Furniture	7
Computer software and equipment	3
Medical equipment	5